As filed with the U.S. Securities and
Exchange Commission on August 9, 2013
Registration Nos. 33-1857 and 811-4503

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. _______	[ ]
Post-Effective Amendment No. 38	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]	[ ]
Amendment No. 39	[ X ]
AQUILA MUNICIPAL TRUST* (formerly Tax-Free Trust of Arizona) (Exact Name of Registrant as Specified in Charter)
380 Madison Avenue, Suite 2300 New York, New York 10017 (Address of Principal Executive Offices)
(212) 697-6666 (Registrant's Telephone Number) Diana P. Herrmann Aquila Investment Management LLC 380 Madison Avenue, Suite 2300 New York, New York 10017 (Name and Address of Agent for Service)
Copy to: Roger P. Joseph, Esq. Bingham McCutchen LLP One Federal Street Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
[ ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

*This filing relates solely to Tax-Free Trust of Arizona, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 9th  day of August, 2013.

AQUILA MUNICIPAL TRUST (formerly Tax-Free Trust of Arizona)
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on August 9, 2013.

SIGNATURE	TITLE

/s/ Diana P. Herrmann*
Diana P. Herrmann	Trustee and President

/s/ Tucker Hart Adams*
Tucker Hart Adams	Trustee

/s/ Ernest Calderón *
Ernest Calderón	Trustee

/s/ Thomas A. Christopher *
Thomas A. Christopher	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Trustee

/s/ Grady Gammage, Jr.*
Grady Gammage, Jr.	Chair of the Board of Trustees

/s/ Lyle W. Hillyard *
Lyle W. Hillyard	Trustee

/s/ John C. Lucking *
John C. Lucking	Trustee

/s/ Anne J. Mills *
Anne J. Mills	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
Diana P. Herrmann
*Attorney-in-Fact, pursuant to Power of Attorney

AQUILA MUNICIPAL TRUST
Exhibit List

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase